Commitments and Contingencies - Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Lease (Details) - USD ($) $ in Thousands	Dec. 28, 2025	Dec. 29, 2024
Schedule of Future Minimum Lease Payments Under Non-Cancelable Operating Lease [Abstract]
Finance Leases, 2026	$ 2,090
Operating Leases, 2026	2,330
Finance Leases, 2027	609
Operating Leases, 2027	1,642
Finance Leases, 2028	382
Operating Leases, 2028	785
Finance Leases, 2029	222
Operating Leases, 2029	741
Finance Leases, 2030 and thereafter
Operating Leases, 2030 and thereafter	312
Finance Leases, Total undiscounted liabilities	3,303
Operating Leases, Total undiscounted liabilities	5,810
Finance Leases, Less: imputed interest	(177)
Operating Leases, Less: imputed interest	(624)
Finance Leases, Total lease liabilities	3,126	$ 3,960
Operating Leases, Total lease liabilities	$ 5,186	$ 3,675